Significant Accounting Policies (Tables)	12 Months Ended
Apr. 30, 2023
Significant Accounting Policies [Abstract]
Disclosure of principal subsidiaries of the company in consolidated financial statements [Table Text Block]
Entity	Principal activities	Country of incorporation and operation	Ownership interest as at April 30, 2023	Ownership interest as at April 30, 2022
Vizsla Copper Corp. (formerly Northbase Resources Inc.) *	Exploring evaluating mineral properties	Canada	0%	0%

Canam Alpine Ventures Ltd.	Holding Co	Canada	100%	100%

Minera Canam S.A. de C.V.	Exploring evaluating mineral properties	Mexico	100%	100%

Operaciones Canam Alpine S.A. de C.V.	Exploring evaluating mineral properties	Mexico	100%	100%

Vizsla Royalty Corp. (formerly Vizsla Copper Corp. and 1283303 B.C. Ltd.)	Royalty Company	Canada	100%	100%

Canam Royalties Mexico, S.A. de C.V.	Royalty Company	Mexico	100%	100%

* The Company spun-out Vizsla Copper Corp. on September 20, 2021 (Note 4).

Disclosure of estimated useful life or depreciation rate [Table Text Block]
Mining Equipment	30%
Office Equipment	30%
Computer Equipment	30%
Office improvements	2 years
Computer software	1 year